Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2025	2024
	$m	$m
Interests in associates	29,469	28,777
Interests in joint ventures	108	132
Interests in associates and joint ventures	29,577	28,909

Disclosure of interests in associates

Principal associates of HSBC
	2025		2024
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,456	11,713	22,367	11,631
Saudi Awwal Bank	5,511	5,499	5,027	5,705
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Principal associates of HSBC (continued)
	At 31 Dec 2025
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	16.00
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1The Group’s interest in Bank of Communications Co., Limited (‘BoCom’) reduced from 19.03% to 16.00% following the completion of a capital issuance by
BoCom on 17 June 2025. There has been no percentage change in HSBC’s shareholding interest in the Saudi Awwal Bank when compared with 2024.

Share of profit in associates and joint ventures
	2025	2024	2023
	$m	$m	$m
Bank of Communications Co., Limited	2,132	2,241	2,250
Saudi Awwal Bank	665	596	538
Other associates and joint ventures	114	75	19
Share of profit in associates and joint ventures	2,911	2,912	2,807
Less: Impairment of interest in BoCom	(1,000)	—	(3,000)

Selected balance sheet information of BoCom
	At 30 Sep
	2025	2024
	$m	$m
Cash and balances at central banks	104,220	99,663
Due from and placements with banks and other financial institutions	123,034	122,607
Loans and advances to customers	1,265,800	1,128,603
Other financial assets	657,196	587,721
Other assets	66,665	61,086
Total assets	2,216,915	1,999,680
Due to and placements from banks and other financial institutions	346,808	326,742
Deposits from customers	1,324,734	1,195,590
Other financial liabilities	320,154	282,894
Other liabilities	40,284	38,082
Total liabilities	2,031,980	1,843,308
Total equity	184,935	156,372

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2025	2024
	$m	$m
Net interest income	23,886	23,180
Net fee and commission income	5,142	5,315
Credit and impairment losses	(7,056)	(7,410)
Depreciation and amortisation	(2,772)	(2,589)
Tax expense	(1,402)	(835)
Profit for the year	13,319	12,922
Other comprehensive income	292	1,361
Total comprehensive income	13,611	14,283
Dividends received from BoCom	744	745
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Aiera, Inc.	2.90		4, 173
Bank of Communications Co., Ltd.	16.00		2, 141
Barrowgate Limited	24.64	(15.63)	142
BGF Group plc	24.62		143
Bud Financial Limited	6.20		4, 144
CANARA HSBC LIFE INSURANCE COMPANY LIMITED	25.50		145
Dowsure Inc.	10.12		2, 4, 147
Episode Six Inc.	5.68		4, 148
EPS Company (Hong Kong) Limited	42.03	(38.65)	19
Future Forward Holdings LLC	N/A		1, 24
HQLAX S.à r.l.	6.09		4, 149
HSBC Jintrust Fund Management Company Limited	N/A		1, 2, 10, 150
HSBC UK Covered Bonds (LM) Limited	20.00		2, 151
Intelligent Processing Solution Limited	10.00		2, 174
Lightico Ltd	3.19		4, 152
LiquidityMatch LLC	N/A		1, 153
London Precious Metals Clearing Limited	30.00		2, 154
Marketnode PTE. Ltd.	12.64		4, 155
MENA Infrastructure Fund (GP) Ltd	33.33		156
Quantexa Limited	8.92		4, 157

Radiant Global Investors LLC	N/A	1, 2, 158
Saudi Awwal Bank	31.00	159
The London Gold Market Fixing Limited	N/A	1, 139
Threadneedle Software Holdings Limited	7.80	4, 160
Topaz Consultation LLC	N/A	1, 24
Trade Information Network Limited (In Liquidation)	12.76	161
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	1, 77
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	2, 162

Sensitivity of VIU to reasonably possible changes in key assumptions	The following table illustrates the impact on the carrying amount of reasonably possible changes to key assumptions used in the VIU calculation.
This reflects the sensitivity of each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period. Unless specified, favourable and unfavourable changes are consistently applied throughout short-to-medium and long-term forecast years, based on a straight-line average of the base case assumption.

Sensitivity of the carrying amount to the key VIU assumptions
	Favourable change		Unfavourable change
		Reversal of impairment/ VIU headroom		Impairment
	bps	$bn	bps	$bn
At 31 Dec 2025
Long-term profit growth rate	30	2.1	(104)	(6.0)
Long-term asset growth rate	(129)	9.1	5	(0.5)
Discount rate	(98)	4.6	232	(5.5)
Expected credit losses as a percentage of loans and advances to customers[1]	2025 to 2029: 64 2030 onwards: 84	1.8	2025 to 2029: 90 2030 onwards: 98	(4.7)
Risk-weighted assets as a percentage of total assets	(184)	0.8	182	(1.7)
Loans and advances to customers growth rate	(138)	1.8	455	(7.1)
Operating income growth rate	101	3.7	(100)	(3.8)
Cost-income ratio	(281)	0.4	292	(6.4)
Long-term effective tax rate	(426)	1.7	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	363	(13.0)
Capital requirements – tier 1 capital adequacy ratio	—	—	333	(6.9)

At 31 Dec 2024
Long-term profit growth rate	55	4.0	(96)	(5.4)
Long-term asset growth rate	(121)	8.6	30	(2.8)
Discount rate	(143)	5.4	287	(6.4)
Expected credit losses as a percentage of loans and advances to customers[1]	2024 to 2028: 66 2029 onwards: 91	4.0	2024 to 2028: 108 2029 onwards: 104	(4.3)
Risk-weighted assets as a percentage of total assets	(132)	0.8	234	(1.7)
Loans and advances to customers growth rate	(217)	3.4	340	(6.1)
Operating income growth rate	76	2.7	(81)	(3.3)
Cost-income ratio	(190)	0.2	380	(7.1)
Long-term effective tax rate	(426)	1.6	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	372	(14.3)
Capital requirements – tier 1 capital adequacy ratio	—	—	270	(6.7)
1The expected credit losses as a percentage of loans and advances to customers reflect selected favourable and unfavourable rates.

Reasonably possible changes in key assumptions
	Input	Key assumptions	Associated risks	Reasonably possible change
Investment
HSBC North America Holdings Inc. (subsidiary of HSBC Overseas Holdings (UK) Limited)	Free cash flows projections	–Level of interest rates and yield curves. –Competitors’ positions within the market.	–Strategic actions relating to revenue and costs are not achieved.	–Free cash flow projections decrease by 10%.
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–External evidence arises to suggest that the rate used is not appropriate to the business.	–Discount rate decreases by 1%.

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2025	2024
	$m	$m
Equity attributable to shareholders	183,347	154,748
Other equity instruments	(20,708)	(23,946)
Equity attributable to shareholders less other equity instruments	162,639	130,802
The Group's share of equity[1]	26,595	25,284
Impairment[2]	(4,139)	(2,917)
Carrying amount	22,456	22,367
1This balance includes goodwill originally arising on acquisition and reflects the impacts from the dilution of our shareholding in BoCom as well as BoCom's interim dividend for the six months ended 30 June 2025.
2This balance includes the impact of foreign exchange movements.